Note 19 (Tables)	12 Months Ended
Dec. 31, 2022
Tax Assets And Liabilties [Abstract]
Reconciliation of taxation at the Spanis corporation tax rate to the tax expense recorded for the year [Table Text Block]
The reconciliation of the Group’s corporate income tax expense resulting from the application of the Spanish corporation income tax rate and the income tax expense recognized in the consolidated income statements is as follows:

Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Millions of Euros)
	2022		2021		2020
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	10,356		8,399		3,576
From continuing operations	10,356		7,247		5,248
From discontinued operations	—		1,152		(1,672)
Taxation at Spanish corporation tax rate 30%	3,107		2,519		1,073
Lower/higher effective tax rate from foreign entities (1)	315		(332)		(181)
Mexico	(205)	26%	(109)	27%	(32)	29%
Chile	(8)	13%	(5)	22%	(2)	23%
Colombia	24	37%	—	30%	3	31%
Peru	(16)	27%	5	31%	(7)	28%
Turkey	621	70%	(125)	23%	(73)	25%
USA	17	17%	(62)	19%	(75)	16%
Others	(118)		(36)		5
Revenues with lower tax rate (dividends/capital gains)	(25)		(30)		(49)
Equity accounted earnings	(6)		—		12
USA Sale effect	—		544		—
Other effects (2)	138		80		661
Income tax	3,529		2,781		1,516
Of which: Continuing operations	3,529		1,909		1,459
Of which: Discontinued operations	—		872		57
(1) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
(2) In 2020, related mainly to the impact of the goodwill impairment of the United States' CGU that amounted to €2,084 million. This impact did not have associated any Corporate Income Tax (CIT) expense credit (once the 30% tax rate is applied, the effect amounted to €625 million).

Effective tax rate [Table Text Block]
The effective income tax rate for the Group in the years ended December 31, 2022, 2021 and 2020 is as follows:

Effective tax rate (Millions of Euros)
	2022	2021	2020
Income from:
Consolidated tax group in Spain	2,222	655	259
Other Spanish entities	(462)	5	7
Foreign entities	8,596	6,587	4,982
Gains (losses) before taxes from continuing operations	10,356	7,247	5,248
Tax expense or income related to profit or loss from continuing operations	3,529	1,909	1,459
Effective tax rate	34.1%	26.3%	27.8%

Tax recognized in total equity [Table Text Block]
In addition to the income tax expense recognized in the consolidated income statements, the Group has recognized the following income tax charges for these items in the consolidated total equity:

Tax recognized in total equity (Millions of Euros)
	2022	2021	2020
Charges/credits to total equity
Debt securities and others	701	(174)	(230)
Equity instruments	(56)	(33)	(43)
Total	645	(207)	(273)

Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the consolidated balance sheets includes the balances receivable from the tax authorities relating to current and deferred tax assets. The balance under the “Tax liabilities” heading includes the balances payable in respect of the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of Euros)
	2022	2021	2020
Tax assets
Current tax assets (1)	1,978	932	1,199
Deferred tax assets	14,494	14,917	15,327
Pensions	422	416	439
Financial Instruments	1,302	1,408	1,292
Loss allowances	1,834	1,676	1,683
Other	1,184	1,101	1,069
Secured tax assets	8,689	9,304	9,361
Tax losses	1,063	1,012	1,483
Total	16,472	15,850	16,526
Tax liabilities
Current tax liabilities (1)	1,415	644	545
Deferred tax liabilities	1,326	1,769	1,809
Financial Instruments	568	1,124	908
Other	758	645	901
Total	2,742	2,413	2,355
(1) The increase in current tax assets relates mainly to a higher tax receivable by the tax group in Spain for the refund of the 2022 corporate income tax as a result of the instalment payments made in the year. On the other hand, the increase in current tax liabilities mainly corresponds to a higher tax payable in both Mexico and Turkey in relation to the estimated corporate income tax for the year 2022.

Deferred tax assets and liabilities annual variations [Table Text Block]
The most significant variations of the deferred tax assets and liabilities in the years 2022, 2021 and 2020 were derived from the following items:

Deferred tax assets and liabilities. Annual variations (Millions of Euros)
	2022		2021		2020
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	14,917	1,769	15,327	1,809	15,318	1,928
Pensions	6	—	(23)	—	(17)	—
Financials instruments	(106)	(556)	116	216	(94)	(106)
Loss allowances	158	—	(7)	—	47	—
Others	83	113	32	(256)	24	(13)
Guaranteed tax assets	(615)	—	(57)	—	(2)	—
Tax losses	51	—	(471)	—	51	—
Balance at the end	14,494	1,326	14,917	1,769	15,327	1,809

Secured tax assets [Table Text Block]
Of the deferred tax assets contained in the above table, the detail of the items and amounts guaranteed by the Spanish government, broken down by the items that originated those assets is as follows:

Secured tax assets (Millions of Euros)
	2022	2021	2020
Pensions	1,622	1,759	1,924
Loss allowances	7,067	7,545	7,437
Total	8,689	9,304	9,361